CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Cash Flows from Operating Activities:
Net loss for the period		$ (122,504,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(3,273,000)
Other receivable		30,000
Cash flows from operating activities		21,155,000
Cash Flows from Investing Activities:
Cash flows from investing activities		(392,000)
Cash Flows from Financing Activities:
Cash flows from financing activities		4,178,000
Spring Valley Acquisition III
Cash Flows from Operating Activities:
Net loss for the period	$ (16,620)	(18,422,626)
Adjustments to reconcile net income to net cash used in operating activities:
General and administrative costs paid through promissory note - related party	10,420	0
Change in fair value of subscription agreement liability		21,975,641
Interest earned on investments held in Trust Account		(4,123,512)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(82,452)
Long-term prepaid insurance		40,435
Accrued expenses	6,200	9,366
Cash flows from operating activities		(603,148)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for working capital purposes		242,808
Cash flows from investing activities		242,808
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party		1,500,000
Cash flows from financing activities		1,500,000
Net Change in Cash		1,139,660
Cash - Beginning of period	0	749,812
Cash - End of period		1,889,472
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	93,449	0
Sponsor | Spring Valley Acquisition III
Non-Cash investing and financing activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000	$ 0